Fees Summary	Sep. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 471,000
Previously Paid Amount	0.00
Total Fee Amount	69.52
Total Offset Amount	0.00
Net Fee	69.52
Narrative - Max Aggregate Offering Price	$ 471,000
Final Prospectus	true